Submission	Nov. 05, 2025
Submission [Line Items]
Central Index Key	0001944057
Registrant Name	Cool Co Ltd.
Form Type	SC 13E-3
Submission Type	SC 13E3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A